Warrant Liabilities (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrant Liabilities [Line Items]
Exercise price per share (in Dollars per share)		$ 0.4
Percentage of warrant purchase	100.00%	100.00%
Principal amount (in Dollars)		$ 14
Common Share Warrants [Member]
Warrant Liabilities [Line Items]
Exercise price per share (in Dollars per share)	$ 460	$ 460
Shares warrants		31,780	27,289
Warrant [Member]
Warrant Liabilities [Line Items]
Exercise price per share (in Dollars per share)	$ 0.4
Preferred Share Warrants [Member]
Warrant Liabilities [Line Items]
Shares warrants		396	396
Common Share Warrants [Member]
Warrant Liabilities [Line Items]
Shares warrants	39,240	29,280
Preferred Share Warrants [Member]
Warrant Liabilities [Line Items]
Shares warrants	396	396
Senior Secured Convertible Notes [Member]
Warrant Liabilities [Line Items]
Aggregate principal amount of debt (in Dollars)	$ 14
Series A Preferred Stock [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Preferred stock per share (in Dollars per share)	$ 703.2	$ 703.2